Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Nuveen Tax-Advantaged Total Return Strategy Fund
333 West Wacker Drive
Chicago, Illinois  60606

under the

Investment Company Act of 1940

Securities Act File No. 333-114106
Investment Company Act File No. 811-21471

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Nuveen Tax-Advantaged Total Return Strategy Fund (the “Fund”) to be redeemed:

Auction Rate FundNotes, Denomination of $25,000 per note, Series F (CUSIP #67090HAA0) (the “FundNotes”).

(2)	Date on which the securities are to be called or redeemed:

April 28, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The FundNotes are to be redeemed pursuant to Section 2.03(a)(i) of the Supplemental Indenture of Trust of the Fund.

(4)	The number of notes to be redeemed and the basis upon which the notes to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding Series F FundNotes.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 9th day of April, 2008.

NUVEEN TAX-ADVANTAGED TOTAL RETURN STRATEGY FUND

By:	/s/Mark L. Winget
Name: Mark L. Winget
Title: Vice President and Assistant Secretary